Main items related to operating activities - Cash flow from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Detail of interest, taxes and dividends
Interests paid	$ (2,145)	$ (2,181)	$ (1,818)
Interests received	197	210	164
Income tax paid	(2,858)	(5,293)	(5,024)
Dividends received	1,444	1,988	2,456
Detail of changes in working capital
Inventories	2,274	(2,071)	1,430
Accounts receivable	4,818	(933)	(1,461)
Other current assets	3,374	(2,001)	(364)
Accounts payable	(5,355)	1,998	(822)
Other creditors and accrued liabilities	(3,242)	1,289	1,986
NET AMOUNT, DECREASE (INCREASE)	1,869	(1,718)	769
Detail of changes in provisions and deferred taxes
Accruals	350	403	(432)
Deferred taxes	(2,132)	(461)	(455)
TOTAL	$ (1,782)	$ (58)	$ (887)